PROFIT FOR THE YEAR ON DISCONTINUED OPERATIONS (Schedule of operating profit for the discontinued operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Analysis Of Discontinued Operations [Line Items]
Revenue	$ 56,832	$ 62,521	$ 81,149
Operating (loss)/profit	(27,045)	(19,349)	3,938
Profit for the year from discontinued operations	12,850	2,577	2,725
Fiomi Diagnostics (“Fiomi”) [Member] | Sweden [Member]
Disclosure Of Analysis Of Discontinued Operations [Line Items]
Revenue	2,784	12,258	11,817
Operating expenses	(2,652)	(9,679)	(9,142)
Closure provision	0	0	(42)
Tax (expense)/credit	0	(2)	92
Operating (loss)/profit	132	2,577	2,725
Gain on sale of discontinued operations	12,718	0	0
Profit for the year from discontinued operations	$ 12,850	$ 2,577	$ 2,725